UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

              Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:         |_|; Amendment Number:

This Amendment (Check only one): |__| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Tempus Quo Capital Management, LLC

Address:    3050 Aventura Boulevard
            Aventura, Florida 33180

13F File Number: 028-14232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Raul Espejel
Title:      Managing Member
Phone:      305-755-4703

Signature, Place and Date of Signing:


/s/Raul Espejel               Aventura, Florida                  May 13, 2011
---------------               -----------------                  ------------
 [Signature]                   [City, State]                        [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total: $295,134
                                 (thousands)


List of Other Included Managers:

No.   Form 13F File Number      Name

1.    028-14235                 Tempus Quo Alternative Master Fund, Ltd.

2.    028-14233                 Tempus Quo Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2011

COLUMN 1                       COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8

                                                          VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHARED NONE
--------------              --------------    -----       -------   -------   --- ----   ----------   -----  ----      ------ ----
ARCH COAL INC               COM              039380100    6,557       181,949 SH         DEFINED      1        181,949
ARCH COAL INC               COM              039380100    5,422       150,433 SH         DEFINED      2        150,433
ARCHER DANIELS MIDLAND CO   COM              039483102    4,547       126,260 SH         DEFINED      1        126,260
ARCHER DANIELS MIDLAND CO   COM              039483102    3,759       104,379 SH         DEFINED      2        104,379
BP PLC                      SPONSORED ADR    055622104    5,238       118,662 SH         DEFINED      1        118,662
BP PLC                      SPONSORED ADR    055622104    4,331        98,118 SH         DEFINED      2         98,118
CATERPILLAR INC DEL         COM              149123101    1,814        16,295 SH         DEFINED      1         16,295
CATERPILLAR INC DEL         COM              149123101    1,501        13,484 SH         DEFINED      2         13,484
CEMEX SAB DE CV             SPON ADR NEW     151290889    3,398       380,496 SH         DEFINED      1        380,496
CEMEX SAB DE CV             SPON ADR NEW     151290889    2,809       314,587 SH         DEFINED      2        314,587
CHEVRON CORP NEW            COM              166764100    4,466        41,550 SH         DEFINED      1         41,550
CHEVRON CORP NEW            COM              166764100    3,692        34,343 SH         DEFINED      2         34,343
CHINA MOBILE LIMITED        SPONSORED ADR    16941M109    8,802       190,308 SH         DEFINED      1        190,308
CHINA MOBILE LIMITED        SPONSORED ADR    16941M109    7,277       157,346 SH         DEFINED      2        157,346
COPA HOLDINGS SA            CL A             P31076105   33,730       638,830 SH         DEFINED      1        638,830
COPA HOLDINGS SA            CL A             P31076105   35,162       665,940 SH         DEFINED      2        665,940
ILLINOIS TOOL WKS INC       COM              452308109    4,137        77,019 SH         DEFINED      1         77,019
ILLINOIS TOOL WKS INC       COM              452308109    3,421        63,675 SH         DEFINED      2         63,675
MARTIN MARIETTA MATLS INC   COM              573284106    5,128        57,183 SH         DEFINED      1         57,183
MARTIN MARIETTA MATLS INC   COM              573284106    4,239        47,275 SH         DEFINED      2         47,275
METALS USA HLDGS CORP       COM              59132A104   25,328     1,547,203 SH         DEFINED      1      1,547,203
METALS USA HLDGS CORP       COM              59132A104   32,912     2,010,536 SH         DEFINED      2      2,010,536
NORFOLK SOUTHERN CORP       COM              655844108    2,441        35,233 SH         DEFINED      1         35,233
NORFOLK SOUTHERN CORP       COM              655844108    2,018        29,127 SH         DEFINED      2         29,127
POSCO                       SPONSORED ADR    693483109    5,769        50,476 SH         DEFINED      1         50,476
POSCO                       SPONSORED ADR    693483109    4,785        41,867 SH         DEFINED      2         41,867
ROYAL DUTCH SHELL PLC       SPON ADR B       780259107    7,365       100,553 SH         DEFINED      1        100,553
ROYAL DUTCH SHELL PLC       SPON ADR B       780259107    6,089        83,142 SH         DEFINED      2         83,142
TAM SA                      SP ADR REP PFD   87484D103    2,561       134,528 SH         DEFINED      1        134,528
TAM SA                      SP ADR REP PFD   87484D103    5,806       304,960 SH         DEFINED      2        304,960
TENARIS S A                 SPONSORED ADR    88031M109    5,447       110,135 SH         DEFINED      1        110,135
TENARIS S A                 SPONSORED ADR    88031M109    4,504        91,059 SH         DEFINED      2         91,059
TEREX CORP NEW              COM              880779103      352         9,499 SH         DEFINED      1          9,499
TEREX CORP NEW              COM              880779103      291         7,855 SH         DEFINED      2          7,855
TERNIUM SA                  SPON ADR         880890108   12,068       335,773 SH         DEFINED      1        335,773
TERNIUM SA                  SPON ADR         880890108    9,978       277,631 SH         DEFINED      2        277,631
VALE S A                    ADR              91912E105    8,229       249,657 SH         DEFINED      1        249,657
VALE S A                    ADR              91912E105    6,804       206,419 SH         DEFINED      2        206,419
WALTER ENERGY INC           COM              93317Q105    1,619        11,957 SH         DEFINED      1         11,957
WALTER ENERGY INC           COM              93317Q105    1,339         9,890 SH         DEFINED      2          9,890

SK 26299 0001 1189705